1875 K Street, N.W. Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

March 6, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Post-Effective Amendment No. 407 to Registration Statement on Form N-1A
Securities Act File No. 33-43446
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the forms of Prospectuses and Statements of Additional Information for ClearBridge Appreciation Fund, ClearBridge Energy MLP & Infrastructure Fund, ClearBridge International Value Fund, ClearBridge Large Cap Value Fund, ClearBridge Mid Cap Fund, ClearBridge Mid Cap Growth Fund and ClearBridge Select Fund, each a series of the Trust, that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 407 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A on February 22, 2018. That Amendment became effective on March 1, 2018, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood
Neesa P. Sood

Enclosures

cc:	Tara Gormel, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP
Dianne E. O’Donnell, Willkie Farr & Gallagher LLP
Juliet M. Han, Willkie Farr & Gallagher LLP

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